FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Jun. 08, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Sep. 24, 2021	Jun. 08, 2021 USD ($)	Nov. 23, 2020	Apr. 22, 2020	Dec. 31, 2019 CAD ($)
Disclosure of financial liabilities [line items]
Borrowings		$ 7,979.0	$ 6,166.1						$ 7,625.1
Reclassification to net loss of fair value movements on cash flow hedges, net of tax		$ (4.4)	$ (13.1)
Interest rate risk | Fixed | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage		72.90%	70.20%	72.90%
Interest rate risk | Floating | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage		27.10%	29.80%	27.10%
Reasonably possible change in risk variable, impact on pre-tax earnings		$ 21.5	$ 18.2
Commodity price risk
Disclosure of financial liabilities [line items]
10% decrease in average recycled commodity prices from the average prices, impact on revenues		14.7	6.7
Commodity price risk | Currency swap
Disclosure of financial liabilities [line items]
Current derivative financial liabilities				$ 450.0
Commodity price risk | Diesel Fuel Commodity Contracts
Disclosure of financial liabilities [line items]
Current derivative financial liabilities		5.4	3.7
Losses on change in fair value of derivatives		0.0	1.8
Currency risk
Disclosure of financial liabilities [line items]
$0.01 change in the U.S. dollar to Canadian dollar exchange rate, impact in annual revenue		25.3	16.4
$0.01 change in the U.S. dollar to Canadian dollar exchange rate, impact in adjusted EBITDA		7.5	4.9
Gains on change in fair value of derivatives		1.3	1.8
Cost
Disclosure of financial liabilities [line items]
Borrowings		7,921.1	6,107.6
Loss on extinguishment			73.8
Write off of deferred financing costs			17.4
4.250% 2025 Secured Notes | Cost
Disclosure of financial liabilities [line items]
Borrowings		$ 633.9	$ 636.6
Borrowings, interest rate		4.25%	4.25%	4.25%				4.25%
5.125% USD senior secured notes ("5.125% 2026 Secured Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings		$ 633.9	$ 636.6
Borrowings, interest rate		5.125%	5.125%	5.125%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Currency risk
Disclosure of financial liabilities [line items]
Notional amount per note						$ 348.0
Average rate of hedging instrument						8.828%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings		$ 0.0	$ 458.4
Borrowings, interest rate		8.50%	8.50%	8.50%		8.50%
Loss on extinguishment	$ 49.3
Write off of deferred financing costs	$ 3.4
4.000% USD senior notes ("4.000% 2028 Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings		$ 950.9	$ 636.6
Borrowings, interest rate		4.00%	4.00%	4.00%	4.00%		4.00%
7.000% USD senior unsecured notes ("7.000% 2026 Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate							7.00%
Loss on extinguishment			$ 35.5
Write off of deferred financing costs			6.6
Term Loan | Currency swap
Disclosure of financial liabilities [line items]
Borrowings				$ 386.0
Repayments of non-current borrowings		$ 500.8
Revolving credit facility
Disclosure of financial liabilities [line items]
Borrowings		0.0	148.8
Undrawn borrowing facilities		905.0		$ 75.0
Revolving credit facility | Cost
Disclosure of financial liabilities [line items]
Borrowings		0.0	148.8
4.750% USD senior notes ("4.750% 2029 Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings		$ 950.9	$ 0.0
Borrowings, interest rate		4.75%	4.75%	4.75%		4.75%